Intangible Assets And Goodwil (Details 1) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
2015	$ 758,000
2016	326,000
2017	110,000
2018	110,000
2019	110,000
Thereafter	545,000
Total	$ 1,959,000	$ 157,000